Derivative Financial Instruments and Hedging Activities - Summary of Interest Rate Swaps Designated as Fair Value Hedges (Detail) - Interest Rate Swaps [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Notional	$ 1,500	$ 5,600
Designated as Hedging Instrument [Member] | Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Notional	1,468	5,572
Fair Value	$ (165)	$ (351)